FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, October 31, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     8002 117140.000SH      SOLE               102505.000         14635.000
AT&T                           COM              00206R102     7768 278232.000SH      SOLE               246609.000         31623.000
Allstate Corp.                 COM              020002101     3202 69435.000SH       SOLE                63935.000          5500.000
Anadarko Petroleum Corp        COM              032511107     6849 141197.000SH      SOLE               126867.000         14330.000
Atmel Corp.                    COM              049513104     1170 345080.000SH      SOLE               319880.000         25200.000
BP PLC-Spons ADR               COM              055622104      295 5886.576 SH       SOLE                 5090.576           796.000
Bank of New York Mellon Corp.  COM              064058100     6371 195549.000SH      SOLE               175421.000         20128.000
Bard, C.R.                     COM              067383109      339 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     5632 153285.000SH      SOLE               145835.000          7450.000
Berkshire Hathaway Cl B        COM              084670207      497  113.000 SH       SOLE                   45.000            68.000
Best Buy Company Inc           COM              086516101     6627 176722.000SH      SOLE               157082.000         19640.000
Caterpillar Inc.               COM              149123101     5207 87366.158SH       SOLE                77456.158          9910.000
Cisco Systems Inc              COM              17275R102     3186 141245.000SH      SOLE               121445.000         19800.000
Citigroup, Inc.                COM              172967101     4304 209827.000SH      SOLE               184757.000         25070.000
Clorox Company                 COM              189054109     5162 82340.000SH       SOLE                70480.000         11860.000
Coca-Cola Company              COM              191216100     5478 103596.000SH      SOLE                84201.000         19395.000
Coca-Cola Enterprises          COM              191219104     2074 123696.000SH      SOLE               114996.000          8700.000
Colgate Palmolive              COM              194162103      556 7378.000 SH       SOLE                 5378.000          2000.000
Comerica Inc                   COM              200340107      433 13208.000SH       SOLE                 7150.000          6058.000
Conagra Foods Inc.             COM              205887102     8690 446545.000SH      SOLE               402280.000         44265.000
EMC Corp.                      COM              268648102     2404 200990.000SH      SOLE               173790.000         27200.000
Exxon Mobil Corporation        COM              30231G102     2442 31447.000SH       SOLE                19485.000         11962.000
FedEx Corporation              COM              31428X106     8241 104259.000SH      SOLE                93519.000         10740.000
General Electric               COM              369604103     8802 345170.973SH      SOLE               304635.973         40535.000
General Mills                  COM              370334104    10019 145797.000SH      SOLE               129137.000         16660.000
Grainger W.W.                  COM              384802104      435 5000.000 SH       SOLE                 1000.000          4000.000
Hewlett Packard Company        COM              428236103    10653 230384.378SH      SOLE               206600.378         23784.000
IBM                            COM              459200101     5069 43340.743SH       SOLE                36820.743          6520.000
Intel Corp                     COM              458140100      261 13960.000SH       SOLE                10360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     4191 89737.000SH       SOLE                74967.000         14770.000
Johnson & Johnson              COM              478160104     9874 142524.598SH      SOLE               129984.598         12540.000
Kohl's Corp.                   COM              500255104     5982 129822.000SH      SOLE               114877.000         14945.000
Marsh & McLennan               COM              571748102     7820 246211.000SH      SOLE               222446.000         23765.000
McDonalds Corp                 COM              580135101      932 15110.000SH       SOLE                10310.000          4800.000
Medtronic Inc                  COM              585055106     5524 110265.000SH      SOLE                95810.000         14455.000
Merck & Company                COM              589331107      247 7836.000 SH       SOLE                 1036.000          6800.000
Micron Technology, Inc.        COM              595112103      951 234730.000SH      SOLE               212355.000         22375.000
Nabors Industries Ltd          COM              G6359F103     4598 184524.000SH      SOLE               168629.000         15895.000
Newmont Mining Corp.           COM              651639106     3953 101990.000SH      SOLE                83075.000         18915.000
Noble Corp                     COM              G65422100     1477 33642.000SH       SOLE                30422.000          3220.000
Oracle Corp.                   COM              68389X105     9235 454688.000SH      SOLE               406838.000         47850.000
Parker Hannifin Corp.          COM              701094104     4846 91439.000SH       SOLE                81413.000         10026.000
PepsiCo                        COM              713448108      431 6051.886 SH       SOLE                 5651.886           400.000
Pfizer                         COM              717081103      387 20975.000SH       SOLE                 2975.000         18000.000
Proctor & Gamble               COM              742718109      308 4419.000 SH       SOLE                 4419.000
Royal Dutch Shell PLC - Class  COM              780259206      634 10740.000SH       SOLE                 2340.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     6560 114914.993SH      SOLE               100771.993         14143.000
S&P 500 Depository Receipt Ser COM              78462F103      210 1810.000 SH       SOLE                 1810.000
Schering Plough                COM              806605101      216 11701.000SH       SOLE                 7401.000          4300.000
Seagate Technology             COM              G7945J104     3144 259414.000SH      SOLE               232414.000         27000.000
Staples, Inc.                  COM              855030102     8193 364125.000SH      SOLE               323630.000         40495.000
Stryker Corp                   COM              863667101     5050 81066.449SH       SOLE                71461.449          9605.000
Symantec Corp                  COM              871503108    10193 520566.000SH      SOLE               469726.000         50840.000
Time Warner Inc.               COM              887317105     4769 363730.000SH      SOLE               335330.000         28400.000
Transocean, Inc.               COM              G90073100     5378 48958.471SH       SOLE                42832.471          6126.000
U.S. Bancorp                   COM              902973304     4555 126461.000SH      SOLE               117021.000          9440.000
Verizon Communications         COM              92343V104     8737 272256.770SH      SOLE               240862.770         31394.000
WalMart Stores                 COM              931142103    10794 180238.000SH      SOLE               160158.000         20080.000
Williams Cos. Inc.             COM              969457100     6218 262918.000SH      SOLE               233773.000         29145.000
Wyeth                          COM              983024100     6378 172652.000SH      SOLE               149227.000         23425.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $271,954